Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Apr. 30, 2012
Entity Registrant Name	IFM Investments Ltd
Entity Central Index Key	0001477324
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		667,671,676
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY